Basis of consolidation	12 Months Ended
Dec. 31, 2021
Basis of consolidation

3. Basis of consolidation

These consolidated financial statements include the accounting balances of Nu Holdings and all those subsidiaries over which the Company exercises control, direct or indirectly. Control is achieved where the Company has (i) power over the investee; (ii) is exposed, or has rights, to variable returns from its involvement with the investee; and (iii) can use its power to affect its profits.

The Company re-assesses whether it maintains control of an investee if facts and circumstances indicate that there are changes to one or more of the three above mentioned elements of control. The consolidation of a subsidiary begins when the Company obtains control over it and ceases when the Company loses control over it. Assets, liabilities, income, and expenses of a subsidiary acquired or disposed of during the reporting period are included in the consolidated statements of profit or loss from the date the Company gains control until the date the Company ceases to control the subsidiary.

The financial information of the subsidiaries was prepared in the same period as the Company and applied consistent accounting policies.

The financial statements of the subsidiaries are fully consolidated with those of the Company. Accordingly, all balances, transactions and any unrealized income and expenses arising between consolidated entities are eliminated on the consolidation, except for foreign-currency gain and losses on translation of intercompany loans. Profit or loss and each component of other comprehensive income or loss are attributed to the shareholders of the parent company and to the non-controlling interest.

These consolidated financial statements include the subsidiaries listed below:

					December 31
Entity	Control	Principal activities	Functional currency	Country	2021	2020	2019
Nu 1-B, LLC (“Nu 1-B”)	Direct	Holding Company	US$	USA	100%	100%	100%
Nu 2-B, LLC (“Nu 2-B”)	Direct	Holding Company	US$	USA	100%	100%	100%
Nu 3-B, LLC (“Nu 3-B”)	Direct	Holding Company	US$	USA	100%	100%	100%
Nu 1-A, LLC (“Nu 1-A”)	Indirect	Holding Company	US$	USA	100%	100%	100%
Nu 2-A, LLC (“Nu 2-A”)	Indirect	Holding Company	US$	USA	100%	100%	100%
Nu 3-A, LLC (“Nu 3-A”)	Indirect	Holding Company	US$	USA	100%	100%	100%
Nu Payments, LLC (“Nu Payments”)	Indirect	Holding Company	US$	USA	100%	100%	100%
Nu MX LLC (“Nu MX”)	Direct	Holding Company	US$	USA	100%	100%	100%
Nu Cayman Ltd (“Nu Cayman”)	Direct	Investment company	US$	Cayman	100%	100%	-
Nu Finanztechnologie GmbH (“Nu Finanz”)	Direct	Technology E-Hub	EUR	Germany	100%	100%	100%
Nu BN México, S.A. de CV (“Nu Mexico”)	Indirect	Multiple purpose financial company	MXN	Mexico	100%	100%	100%
Nu BN Servicios México, S.A. de CV (“Nu Servicios")	Indirect	Credit card operations	MXN	Mexico	100%	100%	100%
Nu BN Tecnologia, S.A de CV (“Nu Tecnologia”)	Indirect	Computer consulting service	MXN	Mexico	100%	100%	-
Nu Colombia S.A. (“Nu Colombia”)	Indirect	Credit card operations	COP	Colombia	100%	100%	-
Nu Argentina S.A. (“Nu Argentina”)	Indirect	Talent E-Hub	ARS	Argentina	100%	100%	-
Cognitect, Inc. ("Cognitect")	Direct	Technology E-Hub	US$	USA	100%	100%	-
Internet – Fundo de Investimento em Participações Multiestratégia (“Internet FIP”)	Indirect	Investment company	BRL	Brazil	100%	100%	100%
Nu Pagamentos S.A. - Instituição de Pagamentos (“Nu Pagamentos”)	Indirect	Credit card and prepaid account operations	BRL	Brazil	100%	100%	100%
Nu Financeira S.A. – SCFI (“Nu Financeira”)	Indirect	Loan operations	BRL	Brazil	100%	100%	100%
Nu Asset Management Ltda. (“Nu Asset”) - former "Nu Investimentos"	Indirect	Fund manager	BRL	Brazil	100%	100%	100%
Nu Distribuidora de Titulos e Valores Mobiliarios Ltda. ("Nu DTVM")	Indirect	Securities distribution	BRL	Brazil	100%	100%	-
Nu Produtos Ltda. ("Nu Produtos")	Indirect	Insurance commission	BRL	Brazil	100%	100%	-
Nu Invest Corretora de Valores S.A ("Nu Invest") - former “Easynvest TCV"	Indirect	Investment platform	BRL	Brazil	100%	-	-
Nu Participações S.A. ("Nu Participações") - former “Easynvest Participações"	Indirect	Holding Company	BRL	Brazil	100%	-	-

Nu Corretora de Seguros Ltda. ("Nu Corretora de Seguros") - former “Easynvest Corretora"	Indirect	Insurance commission	BRL	Brazil	100%	-	-
Easynvest Gestão de Recursos Ltda. (“Easynvest Gestão")	Indirect	Fund manager	BRL	Brazil	100%	-	-
Vérios Gestão de Recursos S.A. (“Vérios”)	Indirect	Fund manager	BRL	Brazil	100%	-	-
Nu Plataformas - Intermediação de Negocios e Serviços Ltda ("Nu Plataforma")	Indirect	Services platform	BRL	Brazil	100%	-	-
Nu Tecnologia S.A ("Nu Tecnologia")	Direct	Talent E-Hub	UYU	Uruguay	100%	-	-
Nu México Financiera, S.A. de C.V., S.F.P. ("Nu Financiera") - former “Akala”	Indirect	Multiple purpose financial company	MXN	Mexico	100%	-	-
Nuplat S.A. ("Nuplat")	Direct	Talent E-Hub	UYU	Uruguay	100%	-	-
Spin Pay Serviços de Pagamentos Ltda. ("Spin Pay")	Indirect	Payment hub	BRL	Brazil	100%	-	-

In addition, for the years ended December 31, 2021, 2020 and 2019, the Company consolidated the following entities in which the Group’s companies hold a substantial interest or the entirety of the interests and are therefore exposed to, or have rights, to variable returns and have the ability to affect those returns through power over the entity:

Name of the entity	Country
Fundo de Investimento em Direitos Creditórios NU (“FIDC Nu”)	Brazil
Fundo de Investimento Ostrum Soberano Renda Fixa Referenciado DI (“Fundo Ostrum”)	Brazil
Nu Fundo de Investimentos em Ações (“Nu FIA”)	Brazil
Nu Fundo de Investimento Renda Fixa ("NuFundo") - consolidated only in 2020 and 2019	Brazil

The interest owned by other investors in these entities are presented as non-controlling interests in these consolidated financial statements.

Nu Pagamentos, Nu Financeira, Nu DTVM and Nu Invest, Brazilian subsidiaries, are regulated by the Brazilian Central Bank (“BACEN”) and Nu Mexico Financiera, a Mexican subsidiary, is regulated by both the Mexican Central Bank ("BANXICO") and Mexican National Baking and Stock Commission (“CNBV”), and as such, there are some regulatory requirements that restrict the ability of the Group to access and transfer assets freely to or from these entities within the Group and to settle liabilities of the Group. FIDC Nu also have specific restrictions, as described on note 20.